Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	£ 5,296	£ 4,382
Unearned finance income	(651)	(466)
Net investment	4,645	3,916
No later than one year
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,493	1,906
Unearned finance income	(182)	(5)
Net investment	1,311	1,901
Later than one year and not later than two years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,367	1,324
Unearned finance income	(168)	(200)
Net investment	1,199	1,124
Later than two years and not later than three years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,190	771
Unearned finance income	(147)	(141)
Net investment	1,043	630
Later than three years and not later than four years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,044	343
Unearned finance income	(129)	(82)
Net investment	915	261
Later than four years and not later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	143	38
Unearned finance income	(18)	(38)
Net investment	125	0
Later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	59	0
Unearned finance income	(7)	0
Net investment	£ 52	£ 0